CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	[1]
CURRENT ASSETS
Cash and cash equivalents	$ 60,809	$ 53,367	[2]
Accounts and other receivables	23,759	6,503
Inventories	30,600	38,860
Prepaids and other	6,548	7,107
Total Current Assets	121,716	105,837
RESTRICTED CASH	2,131	2,082
ACCOUNTS AND OTHER RECEIVABLES	12,602	0
MINING INTERESTS	207,412	264,689
Total assets	343,861	372,608
CURRENT LIABILITIES
Accounts payable and accrued liabilities	41,297	88,368
Current portion of rehabilitation provisions	2,018	5,826
Current portion of deferred revenue	7,646	11,191
Current portion of long-term debt	50,031	15,987
Current portion of derivative liability	3,312	211
Current income tax liabilities	12,774	811
Current liabilities	117,078	122,394
REHABILITATION PROVISIONS	15,550	62,609
DEFERRED REVENUE	96,916	102,784
LONG TERM DEBT	55,732	90,782
DERIVATIVE LIABILITY	1,713	5,608
DEFERRED TAX LIABILITY	31,098	20,554
Total Liabilities	318,087	404,731
SHAREHOLDERS’ EQUITY
CONTRIBUTED SURPLUS	38,769	38,964
DEFICIT	(950,919)	(898,779)
Shareholders’ equity attributable to Golden Star shareholders	5,863	50,390
NON-CONTROLLING INTEREST	19,911	(82,513)
Total Equity	25,774	(32,123)
Total Liabilities and Shareholders’ Equity	343,861	372,608
First preferred shares
SHAREHOLDERS’ EQUITY
SHARE CAPITAL	0	0
Common shares
SHAREHOLDERS’ EQUITY
SHARE CAPITAL	$ 918,013	$ 910,205

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.